Exhibit 99.1

CLI Funding VI LLC
Fixed Rate Asset Backed Notes, Series 2015-1
Sample Containers Agreed-Upon Procedures

Report To:
Container Leasing International, LLC
Wells Fargo Securities, LLC
Deutsche Bank Securities Inc.

10 August 2015

27 August 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Container Leasing International, LLC
123 Tice Boulevard
Woodcliff Lake, New Jersey 07677

Wells Fargo Securities, LLC
301 South College Street
Charlotte, North Carolina 28202

Deutsche Bank Securities Inc.
60 Wall Street, 3rd Floor
New York, New York 10005

Re:	CLI Funding VI LLC (the “Issuer”)
Fixed Rate Asset Backed Notes, Series 2015-1 (the “Notes”)
Sample Containers Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of intermodal marine container leases (the “Leases”) and the corresponding leased containers (the “Containers”) relating to the CLI Funding VI LLC securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Container Leasing International, LLC (the “Manager”), on behalf of the Issuer, provided us with the following information:
a.
An electronic data file labeled “CLIF VI units-EY.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Manager, on behalf of the Issuer, indicated contains information on the Leases and Containers as of 31 May 2015 (the “Statistical Cut-off Date”),

b.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which are listed on Exhibit 2 to Attachment A,
c.	Imaged copies of:
i.	The lease addendum (the “Lease Addendum”),
ii.	The customer rental invoice (the “Rental Invoice”),
iii.	The American Bureau of Shipping production certificates (the “ABS Shipping Documents”),
iv.	The vendor cost invoices (the “Cost Invoices”),
v.	The monthly amortization report (the “Flexxperts Amortization Report”),
vi.	The Uniform Commercial Code filing documents (the “UCC Filing Documents”),
vii.	The movement enquiry report (the “Movement Enquiry Report”),
viii.	The general terms and conditions agreement (the “General Terms and Conditions Agreement”),
ix.	The inspection report (the “Inspection Report”) and
x.
Certain printed screen shots from the Manager’s servicing system (the “Mistral System Screen Shots,” together with the Lease Addendum, Rental Invoice, ABS Shipping Documents, Cost Invoices, Flexxperts Amortization Report, UCC Filing Documents, Movement Enquiry Report, General Terms and Conditions Agreement and Inspection Report, the “Source Documents”),

if applicable, relating to each of the Sample Containers (as defined in Attachment A),
d.
Certain schedules (each, an “Asset Valuation Schedule”) corresponding to the equipment ID and cost amount Sample Characteristics for Sample Container numbers 7 and 8, as shown on Exhibit 1 to Attachment A,

e.
A schedule (the “Amortization Schedule,” together with the Source Documents and Asset Valuation Schedules, the “Sources”) corresponding to the cost amount Sample Characteristic for Sample Container number 50, as shown on Exhibit 1 to Attachment A,

f.
Instructions, assumptions and methodologies relating to the calculation of the net book value Sample Characteristic (the “Net Book Value Calculation Methodology”), which are described on Exhibit 3 to Attachment A and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Data File, Sample Characteristics, Sources, Net Book Value Calculation Methodology and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Sources, the Net Book Value Calculation Methodology or any other information provided to us by the Manager, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases or Containers, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Manager, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 August 2015

Attachment A

Procedures we performed and our associated findings

1.
As instructed by the Manager, on behalf of the Issuer, we randomly selected a sample of 50 Containers from the Data File (the “Sample Containers”), which are listed on Exhibit 1 to Attachment A.  For the purpose of this procedure, the Manager, on behalf of the Issuer, did not inform us as to the basis for how they selected the number of Sample Containers that we were instructed to randomly select from the Data File.

2.	For each Sample Container (as applicable), the Manager, on behalf of the Issuer, instructed us to perform the following procedures:

a.
For each Sample Container, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A.  The Source(s) that we were instructed by the Manager, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

b.
For each Sample Container (except for Sample Container number 9, which is described in the succeeding paragraph), we observed that the corresponding Lease Addendum contained a signature in the customer signature section of the Lease Addendum.  No exceptions were found.

The Manager, on behalf of the Issuer, was unable to provide us with an executed Lease Addendum for Sample Container number 9.

c.
For each Sample Container (except for the Available for Sale Sample Containers (as defined in note ii. of Exhibit 2 to Attachment A), which are described in Item 2.d. below), we observed that the corresponding General Terms and Conditions Agreement contained a signature in the customer signature section of the General Terms and Conditions Agreement.  No exceptions were found.

d.	For each Available for Sale Sample Container, the Manager, on behalf of the Issuer, instructed us to:
i.	Observe that the Inspection Report contained a signature in the signature section of the Inspection Report and
ii.	Observe that the Inspection Report was dated on or prior to the Statistical Cut-off Date.

No exceptions were found.

We performed no procedures to determine the validity of any signatures contained on the Lease Addendums, General Terms and Conditions Agreements or Inspection Reports, as described above.

Exhibit 1 to Attachment A
Sample Containers

Sample Container Number	Mistral Tag Number

1	****9677844
2	****3039138
3	****5522410
4	****3640025
5	****9150663
6	****9168019
7	****1362765
8	****G100742
9	****9916677
10	****8191971
11	****8209509
12	****8138160
13	****4090509
14	****4092477
15	****4109097
16	****4124656
17	****4245709
18	****4122669
19	****4096019
20	****4259826
21	****4112866
22	****5001590
23	****5007480
24	****5009760
25	****5014767
26	****1207612
27	****5021703
28	****1271530
29	****1252150
30	****1252376
31	****1244283
32	****1259684
33	****1277693
34	****7037892
35	****7054230
36	****7042883
37	****2053553
38	****4533430
39	****1366335
40	****1366736
41	****9072977
42	****1409566
43	****9003364
44	****1385870
45	****3174943
46	****3174985
47	****1603870
48	****4069899
49	****7236679
50	****1405982

Note:

To protect the personal information of the lessees, all Mistral tag numbers in this report have been redacted to only display the last 7 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)

Mistral tag number	(a)Lease Addendum or (b)Rental Invoice	i.
Customer name	(a)Lease Addendum or (b)Lease Addendum and UCC Filing Documents	ii., iii.
Contract number	(a)Lease Addendum or (b)Lease Addendum and UCC Filing Documents	ii., iii.
Equipment ID	(a)ABS Shipping Documents or Cost Invoices, (b)Asset Valuation Schedule or (c)Lease Addendum	iv., v., vi.
Cost amount	(a)Cost Invoices and recalculation, (b)Asset Valuation Schedule, (c)Lease Addendum or (d)Amortization Schedule	vii., viii., ix., x.
Net book value	(a)Movement Enquiry Report and recalculation or (b)Flexxperts Amortization Report	xi., xii.
Contract begin date	(a)Lease Addendum or (b)Movement Enquiry Report and recalculation	ii., xiii., xiv.
Contract end date	(a)Lease Addendum or (b)Recalculation	ii., xv., xvi.
Remaining term	Recalculation	xvii.

Daily rental rate	Lease Addendum	ii., xviii.

Lease type	(a)Lease Addendum or (b)Mistral System Screen Shots	xix., xx.
Age	(a)Recalculation or (b)Movement Enquiry Report and recalculation	xxi., xxii.
Purchase option amount	Lease Addendum	ii., xxiii.

Exhibit 2 to Attachment A

Notes:

i.
For the purpose of comparing the mistral tag number Sample Characteristic, the Manager, on behalf of the Issuer, instructed us to use the Rental Invoice as the Source when the mistral tag number was not shown on the Lease Addendum.

ii.
We were instructed by the Manager, on behalf of the Issuer, not to compare the customer name, contract number, contract begin date, contract end date, daily rental rate and purchase option amount Sample Characteristics for Sample Containers with a lease type value of “AVA,” as shown on the Data File (the “Available for Sale Sample Containers”).  We performed no procedures to determine the accuracy, completeness or reasonableness of the information on the Data File for the Sample Characteristics described in the preceding sentence for the Available for Sale Sample Containers.

iii.
For the purpose of comparing the customer name and contract number Sample Characteristics for each Sample Container, the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source Document.  Additionally, for each Sample Container with a lease type value of “capital,” as shown on the Data File, the Manager, on behalf of the Issuer, instructed us to also to compare the customer name and contract number Sample Characteristics, as shown on the Data File, to the corresponding information on the UCC Filing Documents.

iv.
For the purpose of comparing the equipment ID Sample Characteristic for each Sample Container (except for Sample Container numbers 7, 8 and 10 through 33, which are described in notes v. and vi. below), the Manager, on behalf of the Issuer, instructed us to compare the information on the Data File to the corresponding information on the ABS Shipping Documents and/or the Cost Invoices, and to note agreement if the information on the Data File agreed to the corresponding information on at least one such Source.  We performed no procedures to reconcile any differences that may exist between the equipment ID information on the ABS Shipping Documents and Cost Invoices for a Sample Container.

v.
For the purpose of comparing the equipment ID Sample Characteristic for Sample Container numbers 7 and 8, the Manager, on behalf of the Issuer, instructed us to use the Asset Valuation Schedule as the Source.

vi.
For the purpose of comparing the equipment ID Sample Characteristic for Sample Container numbers 10 through 33, the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source.

Exhibit 2 to Attachment A

Notes: (continued)

i.
For the purpose of comparing the cost amount Sample Characteristic for each Sample Container (except for Sample Container numbers 7, 8, 10 through 33 and 50, which are described in notes viii., ix. and x. below), the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Cost Invoices as the Source,
b.	Add the following fees and amounts to the cost amount shown on the Cost Invoices:
i.	Decal fees, inspection fees and position fees, all as shown on the Cost Invoices, and
ii.	In the case of Sample Containers with an equipment type value of:
(a)	“Dry container,” [redacted] and
(b)	“Reefer,” [redacted],
and
c.	Ignore differences of +/- 2.5% or less.

ii.	For the purpose of comparing the cost amount Sample Characteristic for Sample Container numbers 7 and 8, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the Asset Valuation Schedule as the Source and
b.	Ignore differences of +/- 2.5% or less.

iii.	For the purpose of comparing the cost amount Sample Characteristic for Sample Container numbers 10 through 33, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the Lease Addendum as the Source and
b.	Ignore differences of +/- 2.5% or less.

iv.	For the purpose of comparing the cost amount Sample Characteristic for Sample Container number 50, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the Amortization Schedule as the Source and
b.	Ignore differences of +/- 2.5% or less.

v.
For the purpose of comparing the net book value Sample Characteristic for each Sample Container (except for Sample Container numbers 10 through 36 and 49, which are described in note xii. below), the Manager, on behalf of the Issuer, instructed us to recalculate the net book using the Net Book Value Calculation Methodology that is described on Exhibit 3 to Attachment A.

For the purpose this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/‑ 1.00% or less.

Exhibit 2 to Attachment A

Notes: (continued)

i.
For the purpose of comparing the net book value Sample Characteristic for Sample Container numbers 10 through 36 and 49, the Manager, on behalf of the Issuer, instructed us to use the Flexxperts Amortization Report as the Source.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/‑ 1.00% or less.

ii.
For the purpose of comparing the contract begin date Sample Characteristic for each Sample Container (except for (i) Sample Container numbers 5, 6, 34, 35 and 36, which are described in note xiv. below and (ii) the Available for Sale Sample Containers, which are described in note ii. above), the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source.

iii.
For the purpose of comparing the contract begin date Sample Characteristic for Sample Container numbers 5, 6, 34, 35 and 36, the Manager, on behalf of the Issuer, instructed us to recalculate the contract begin date as the first day of the month following the month during which the Sample Container was delivered to the lessee, as shown on the Movement Enquiry Report.

iv.
For the purpose of comparing the contract end date Sample Characteristic for each Sample Container (except for (i) Sample Container numbers 5, 6, 34, 35 and 36, which are described in note xvi. below and (ii) the Available for Sale Sample Containers, which are described in note ii. above), the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source.

v.
For the purpose of comparing the contract end date Sample Characteristic for Sample Container numbers 5, 6, 34, 35 and 36, the Manager, on behalf of the Issuer, instructed us to recalculate the contract end date by adding:

a.	The lease term, as shown on the Data File, to
b.	The contract begin date, as recalculated in item xiv. above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the lease term information that is shown on the Data File for the Sample Containers described in this note xvi.

Exhibit 2 to Attachment A

Notes: (continued)

i.
For the purpose of comparing the remaining term Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to recalculate the remaining term as the maximum of:

a.	The result obtained by:
(i)	Taking the difference in days between:
(a)	The contract end date, as shown on the Data File, and
(b)	The Statistical Cut-off Date.
divided by
(ii)	365
and
b.	0.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/‑ 0.01 years or less.

ii.	For the purpose of comparing the daily rental rate Sample Characteristic, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/‑ $0.01 or less.

iii.
For the purpose of comparing the lease type Sample Characteristic for each Sample Container (except for the Available for Sale Sample Containers, which are described in note xx. below), the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source.

iv.
For the purpose of comparing the lease type Sample Characteristic for each Available for Sale Sample Container, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shot as the Source.

v.
For the purpose of recalculating the age Sample Characteristic for each Sample Container (except for Sample Container number 7, which is described in note xxii. below), the Manager, on behalf of the Issuer, instructed us to recalculate the age as the:

a.	The difference in days between:
(i)	The Statistical Cut-off Date, and
(ii)	The original on hire date, as shown on the Data File,
and
b.	Dividing the result by 365.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/‑ 0.01 years or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the original on hire date information that is shown on the Data File for the Sample Containers described in this note xxi.

Exhibit 2 to Attachment A

Notes: (continued)

i.	For the purpose of recalculating the age Sample Characteristic for Sample Container number 7, the Manager, on behalf of the Issuer, instructed us to recalculate the age by taking:
a.	The difference in days between:
(i)	The Statistical Cut-off Date, and
(ii)	The original on hire date, as shown on the Movement Enquiry Report,
and
b.	Dividing the result by 365.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of +/‑ 0.01 years or less.

ii.
For the purpose of comparing the purchase option amount Sample Characteristic for each Sample Container (except for the Available for Sale Sample Containers, which are described in note ii. below), the Manager, on behalf of the Issuer, instructed us to ignore differences of +/‑ $0.01 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A
Page 1of  2

Net Book Value Calculation Methodology

For the purpose of recalculating the net book value Sample Characteristic for each Sample Container (except for Sample Container numbers 10 through 36 and 49, which are described in note xii. of Exhibit 2 to Attachment A), the Manager, on behalf of the Issuer, instructed us to use the calculation methodology described below:

1.	Calculate the depreciation base (the “Depreciation Base”):
a.	For each Sample Container (except for Sample Container numbers 3, 38 and 50), by subtracting:
(i)	The result of:
(a)	Multiplying the cost amount, as shown on the Data File, by
(b)	The salvage percentage value of, in the case of Sample Containers with an equipment type value of:
i.	“Dry container,” 37%,
ii.	“Reefer,” 10% and
iii.	“Genset,” 10%,
from
(ii)	The cost amount, as shown on the Data File.
and
b.	For Sample Container numbers 3, 38 and 50, by subtracting:
(i)	The salvage value, as shown on the Movement Enquiry Report, from
(ii)	The cost amount, as shown on the Data File.

2.	Calculate the useful life in days (the “Useful Life in Days”) by:
a.
For each Sample Container (except for Sample Container numbers 3, 38 and 50), multiplying 365 by the useful life in years (the “Useful Life in Years”), which we were instructed by the Manager, on behalf of the Issuer, to assume was, in the case of Sample Containers with an equipment type value of:

(i)	“Dry container,” 12.5 years,
(ii)	“Reefer,” 15 years and
(iii)	“Genset,” 12 years,
and
b.	For Sample Container numbers 3, 38 and 50, by multiplying:
(i)	365 by
(ii)	The Useful Life in Years, as shown on the Movement Enquiry Report.

3.	Calculate the depreciation per day (the “Depreciation per Day”) for each Sample Container, by dividing the:
a.	Depreciation Base by
b.	Useful Life in Days.

Exhibit 3 to Attachment A

4.	Calculate the number of days since the on hire date (the “Number of Days Since the On Hire Date”) by:
a.	For each Sample Container (except for Sample Container numbers 3, 38, 48 and 50), calculating the difference in days between the:
(i)	Statistical Cut-off Date and
(ii)	Original on hire date, as shown on the Data File,
b.	For Sample Container numbers 3, 38 and 50, calculating the difference in days between the:
(i)	Statistical Cut-off Date and
(ii)	Original on hire date, as shown on the Movement Enquiry Report,
and
c.	For Sample Container number 48, calculating the difference in days of days between the:
(i)	Statistical Cut-off Date and
(ii)	Contract begin date, as shown on the Data File.

For the purpose of the calculation described above, we performed no procedures to determine the accuracy, completeness or reasonableness of the original on hire date information that is shown on the Data File for any of the Sample Containers.

5.	Calculate the depreciation (the “Depreciation”), for each Sample Container, by multiplying the:
a.	Number of Days Since the On Hire Date, by
b.	Depreciation per Day.

6.	Recalculate the net book value for each Sample Container by subtracting the:
a.	Depreciation from
b.	Cost amount, as shown on the Data File.

Exhibit 4 to Attachment A

Sample Characteristic Differences

Sample Container Number	Sample Characteristic	Data File Value	Source Value

7	Age	2.92 years	2.78 years

42	Contract end date	1/31/2014	1/1/2018

For the Sample Containers and corresponding Sample Characteristics listed below, the Manager, on behalf of the Issuer, was not able to provide us with the applicable Source(s) described on Exhibit 2 to Attachment A (or the corresponding Source(s) provided by the Manager, on behalf of the Issuer, that are described on Exhibit 2 to Attachment A did not contain the applicable information relating to such Sample Characteristics), and we were unable to perform the comparison procedures described in this report for the corresponding information on the Data File.

Sample Container Number	Sample Characteristic

3	Mistral tag number
Equipment ID
Cost amount

7	Mistral tag number

8	Mistral tag number

9	Mistral tag number
Customer name
Contract number
Contract begin date
Contract end date
Remaining term
Daily rental rate
Lease type
Purchase option amount

38	Mistral tag number
Equipment ID
Cost amount

39	Contract end date

49	Cost amount